Off-Balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 278,543	$ 582,980
For Documentary Export and Import Credits	665,035	729,099
For Guarantees Granted	$ 1,809,421	$ 343,374